Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 14, 2024	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Milestone payments		$ 2,200
Milestone payments amount		200
Approval to market		1,000
Marketing approval amount		$ 250
Expiry term		11 years
Liquidated damages		$ 8,000
Reimbursements		380
Remaining liability		127
Consideration		157
Impairment loss		223
impairment loss carrying amount
Acquisition percentage	100.00%
Intangible assets amount	$ 3,601		$ 3,816
Bottom of Range [Member]
Intangible Assets [Line Items]
Percentage of royalties		2.00%
Percentage of sublicense fees		15.00%
Top of Range [Member]
Intangible Assets [Line Items]
Percentage of royalties		3.00%
Percentage of sublicense fees		20.00%
Social Proxy [Member]
Intangible Assets [Line Items]
Acquisition percentage	100.00%
License Agreement [Member]
Intangible Assets [Line Items]
Written notice		60 days
Yeda Agreement [Member]
Intangible Assets [Line Items]
Written notice		45 days